Financing Arrangements - Schedule of Future Maturities of Long-term Debt (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 3,894,000	$ 4,798,833
2017	2,814,000
2018	115,000
2019	9,000
2020
Thereafter		192,000
Total debt, net	$ 7,024,000	$ 4,990,833	$ 4,636,703